SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Trade payables	$ 6,276,451	$ 1,875,979
Accrued interest	752,874	2,650,535
Accrued development cost	1,308,567	2,411,190
Accrued employee benefits and related obligations	976,268	307,673
Accrued professional service fees	3,007,558	268,939
Other accrued expenses	805,784	1,077,606
Total	$ 13,127,502	$ 8,591,922